Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax receivable	$ 501	$ 415
Advanced payment to suppliers	61	346
Deposits, current	5	4
Other current assets	26
Total other current assets	$ 593	$ 765